Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Shareholders' Equity
12.	Shareholders’ Equity

Reverse Share Split

On May 6, 2016, the general meeting of the Company’s shareholders resolved to approve and effect a capital reorganization, based on a reverse share split. The effect of the reverse share split was a 1-for-1.8 reverse share split of the outstanding common and preferred shares held by the Company’s shareholders. This reverse share split became effective on May 6, 2016.

Initial Public Offering

On May 24, 2016, the Company closed the initial public offering of 5,500,000 of its common shares and, on May 26, 2016, of an additional 639,926 of its common shares, at a price to the public of $10.0 per share. Net proceeds to the Company after deducting underwriting discounts and commissions and offering expenses were $53.3 million. On May 19, 2016, the Company’s common shares were listed on the Nasdaq and all of the Company’s preferred shares converted into common shares.

Share Subscription Agreement with Incyte

Concurrent with the Incyte collaboration and license agreement discussed above under Note 11, the Company entered into the Incyte share subscription agreement on December 20, 2016. On January 23, 2017, under the terms of the Incyte share subscription agreement, the Company issued 3,200,000 of its common shares to Incyte at the agreed price per share of $25.0, for an aggregate purchase price of $80.0 million, or €74.7 million. The Company received proceeds of €74.4 million, net of issuance costs of €0.2 million. A €1.1 million discount on the subscription share price, combined with a €0.4 million foreign currency translation accompanying the issuance of these shares, increased share capital by €0.3 million and share premium by €73.4 million.

Private Placement of Common Shares

On February 13, 2018, the Company entered into the Purchase Agreement. Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its common shares to the Investors at a purchase price equal to $18.0 per share. The Purchase Agreement contains customary representations and warranties from the Company and the Investors and customary closing conditions. On February 15, 2018, the Company completed the sale under the Private Placement and received gross proceeds of approximately $55.8 million, or €44.8 million.

Share Subscription Agreement with Regeneron

On December 20, 2018, the Company entered into a share subscription agreement with Regeneron (the “Regeneron Subscription Agreement”). See Note 21 for details. Pursuant to the Regeneron Subscription Agreement, the Company agreed to sell an aggregate of 600,000 of its common shares to Regeneron at a purchase price equal to $25.0 per share. The Regeneron Subscription Agreement contains customary representations and warranties from the Company and Regeneron and customary closing conditions. On December 21, 2018, the Company completed the sale under the Regeneron Subscription Agreement and received gross proceeds of $15.0 million, or €13.1 million. Accordingly, the Company recorded the common shares issued at the fair value of the underlying securities on the date of issuance. The difference between the total proceeds received of $15.0 million, or €13.1 million, and the aggregate value of common shares issued of $6.9 million, or €6.0 million, was recorded as a gain on litigation settlement of $8.1 million, or €7.1 million, during the year-ended December 31, 2018.

Issued and Paid-in Share Capital

All issued shares have been fully paid in cash.

Common Shares

At December 31, 2018, 2017 and 2016, a total of 23,358,977, 19,429,848, and 16,085,851 common shares, respectively, were issued and fully paid in cash. The following is a tabular reconciliation of common shares outstanding for the years ended December 31, 2018 and 2017, respectively.

	Year ended December 31,
	2018	2017
Common Shares outstanding at January 1,	19,429,848	16,085,851
Issued for cash	3,699,997	3,200,000
Exercise of common share options	135,888	136,666
Vesting of RSUs	93,244	7,331

Common shares outstanding at December 31,	23,358,977	19,429,848

Share Premium Reserve

The share premium reserve relates to amounts contributed by shareholders at the issue of shares in excess of the par value of the shares issued.

All share premium can be considered as free share premium as referred to in the Netherlands Income tax act.

Share-Based Payment Arrangements

In 2010, the Company established the Merus B.V. 2010 Employee Option Plan (the “2010 Plan”) that entitled key management personnel, staff and consultants providing similar services to purchase shares in the Company. Under the 2010 Plan, holders of vested options were entitled to purchase depositary receipts for common shares at the exercise price determined at the date of grant. Upon exercise of the option, common shares were issued to a foundation established to facilitate administration of share-based compensation awards and pool the voting interests of the underlying shares, and depositary receipts were issued by the foundation to the individual holders. In connection with the IPO, the 2010 Plan was amended to cancel the depositary receipts and allow individual holders to directly hold the common shares obtained upon exercise of their options.

Options granted under the 2010 Plan are exercisable once vested. The options granted under the 2010 Plan vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining seventy-five percent of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options become vested on the fourth anniversary of the vesting commencement date. Options lapse on the eighth anniversary of the date of grant.

Prior to the IPO, participants that voluntarily left the Company, except for members of the former Supervisory Board, were required to offer to the foundation the depositary receipts acquired from exercising options against payment of the exercise price or the lower fair market value of the underlying shares. This obligation for a participant to offer depositary receipts to the foundation upon resignation within four years from exercising the options was treated as a non-market vesting condition. In connection with the IPO, the foundation was dissolved and the common shares underlying depositary receipts distributed. In addition, the 2010 Option Plan was amended such that a participant is no longer required to offer depositary receipts to the foundation upon resignation.

The reduction of the vesting period has been accounted for, taking into consideration the modified vesting conditions, to reflect the best estimate available of the options that are expected to vest. At the modification date in 2016, the cumulative expense for the options has been trued-up to reflect the reduced vesting period. This amendment of a non-market vesting (service) condition did not impact the fair value of the options granted.

In connection with the IPO, the Company established the 2016 Incentive Award Plan (the “2016 Plan”). Following the IPO, the Company is no longer making grants under the 2010 Plan; however, the terms of the 2010 Plan will continue to govern grants made under the 2010 Plan. All new incentive award grants since the IPO are being made under the 2016 Plan.

Options granted under the 2016 Plan are exercisable once vested. The options granted under the 2016 Plan vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining seventy-five percent of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date. Options will lapse on the tenth anniversary of the date of grant.

The RSUs granted under the 2016 Plan also vest in installments over a four-year period from the grant date. Each RSU represents the right to receive one common share.

The Company also established the Supervisory Board Compensation Program, which was subsequently replaced by the Non-Executive Director Compensation Program to reflect the change in governance structure of the Company (see Note 1). As part of this program, non-executive directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as annual awards.

The initial awards granted under the Non-Executive Compensation Program vest in installments over a three-year period. Thirty-three percent of the options vest on the first anniversary of the vesting commencement date, and the remaining sixty seven percent of the options in 24 substantially equal monthly installments thereafter, such that the award shall be fully vested on the third anniversary of the vesting commencement date. Each subsequent award shall vest and become exercisable in 12 substantially equal monthly installments following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.

Share-based payment expenses are recognized as from the IPO date for each subsequent award that a non-executive director is entitled to over their remaining term. Since subsequent awards are not subject to shareholder approval, the grant date is established and expenses are based on grant date fair value. The grant date fair value is not updated in each future reporting period and therefore the estimated fair value is not revised and expense recognized is based on the actual grant date fair value of the awards granted.

Pursuant to the “evergreen” provisions of the 2016 Plan, the number of common shares authorized for issuance under the plan automatically increased by 934,359 common shares to 1,469,785 common shares effective January 1, 2019.

Measurement of Fair Value of the Equity-Settled Share-Based Payment Arrangements

The fair value of the share options granted to the employee and the Board of Directors has been measured using a binomial option pricing model. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value. Key management personnel include the Company’s executive management and the Board of Directors.

The inputs used in the measurement of the fair values and the related fair values at the grant dates for the options granted during the respective years were as follows:

	Year ended December 31,
	2018		2017		2016
	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees	Key Management Personnel	All Other Employees
Fair value	€6.82 – €12.27	€7.74 – €13.32	€9.04 – €16.10	€8.94 – €18.02	€9.97 – €11.03	€5.74 – €5.79
Share price	€13.01 – €19.90	€12.29 – €21.02	€17.08 – €24.54	€13.71 – €27.47	€15.24 – €16.85	€8.46 – €8.87
Exercise price	€13.01 – €19.90	€12.29 – €21.02	€17.08 – €24.54	€13.71 – €27.47	€15.24 – €16.85	€8.46 – €8.87
Expected volatility (weighted-average)	94.71%	92.16%	95.05%	94.88%	95.30%	97.15%
Expected life	10 years	10 years	10 years	10 years	10 years	8 – 10 years
Expected dividends	0%	0%	0%	0%	0%	0%
Risk-free interest rate	2.79% – 3.20%	2.83% – 3.10%	2.29% – 2.51%	2.24% – 2.62%	1.84% – 1.86%	0.10% – 1.87%

Reconciliation of outstanding share options

The number of share options and the weighted average exercise prices of share options granted were as follows for the respective years:

	2018		2017		2016
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	(€)		(€)		(€)
Outstanding at January 1	13.99	2,213,985	8.69	1,394,844	5.35	953,689
Forfeited during the year	14.48	(38,874)	17.27	(58,164)	6.07	(31,351)
Expired during the year	11.00	(31,629)	8.67	(762)	11.95	(5,454)
Exercised during the year	6.80	(135,888)	2.24	(136,666)	1.93	(18,283)
Granted during the year	14.96	625,445	19.88	1,014,733	14.74	496,243

Outstanding at December 31	14.62	2,633,039	13.99	2,213,985	8.69	1,394,844

Exercisable at December 31		1,275,669		687,070		418,453

The options outstanding at December 31, 2018 had an exercise price in the range of €1.93 to €27.47 (2017: €1.93 to €27.47; 2016: €1.93 to €16.85) and a weighted-average remaining contractual life of 7.0 years (2017: 8.25 years; 2016: 6.68 years).

The weighted-average share price at the date of exercise for share options exercised in 2018 was €17.03.

The number of share options outstanding, by group of employees, was as follows:

	December 31,
Group of employees entitled	2018	2017	2016
Key management personnel	2,148,744	1,777,437	1,302,417
All other employees	484,295	436,548	92,427

	2,633,039	2,213,985	1,394,844

During 2017, the Company granted RSUs to Key Management Personnel. The following table summarizes the Company’s RSU’s activity:

	Year ended December 31,
	2018		2017
	Weighted average grant date fair value	Number	Weighted average grant date fair value	Number
Unvested at January 1	€20.03	194,546	€—	—
Forfeited during the year	—	—	€20.03	(12,219)
Expired during the year	—	—	—	—
Vested during the year	€20.03	(93,244)	€20.03	(7,331)
Granted during the year	—	—	€20.03	214,096

Unvested at December 31	€20.03	101,302	€20.03	194,546